Derivatives - Summary of maturity of the nominal amount of the hedge instrument (Details) - Interest rate swaps - Fair value hedges - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Interest rate risk	2,883	3,805
Within 3 months
Disclosure of detailed information about hedging instruments [line items]
Interest rate risk	898	833
Average fixed interest rate	2.20%	3.50%
Later than three months and not later than one year
Disclosure of detailed information about hedging instruments [line items]
Interest rate risk	1,557	2,000
Average fixed interest rate	1.90%	2.80%
Later than one year
Disclosure of detailed information about hedging instruments [line items]
Interest rate risk	428	972
Average fixed interest rate	1.90%	2.20%